Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term debt, current and non-current
Senior Unsecured Bond	$ 125,000	$ 92,000
Secured Term Loans	306,843	331,056
Total debt outstanding	431,843	423,056
Less related deferred financing costs	(8,168)	(2,742)
Total debt, net of deferred financing costs	423,675	420,314
Less: Current portion of long term debt, net of deferred financing costs current	(41,148)	(39,217)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 382,527	$ 381,097